INCOME TAXES (Tables)	6 Months Ended
Aug. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES	Significant components of the income taxes are as follows:
	For the Six Months Ended August 31,
	2025	2024
	$	$
Current income tax	-	-

SCHEDULE OF RECONCILIATION BETWEEN STATUTORY TAX RATE TO THE EFFECTIVE TAX RATE

	For the Six Months Ended August 31,
	2025	2024
	$	$
Loss before tax	(1,509,695)	(215,634)

Tax expense computed at tax rate of 17%	(256,648)	(36,658)
Reconciling items:
Non-taxable and non-deductible items	256,648	-
Changes in valuation allowance	456	36,658
	-	-

SCHEDULE OF COMPONENTS OF DEFERRED TAX

Significant components of deferred taxes are as follows:

	As of February 29, 2024	As of February 28, 2025	As of August 31, 2025
	$	$	$
Net operating loss carried forward	1,022,704	1,324,025	1,719,091
Deferred tax assets, gross	173,860	225,084	292,245
Valuation allowance	(173,860)	(225,084)	(292,245)
Deferred tax assets, net of valuation allowance	-	-	-